Tax and social security obligations - Summary of Tax and Social Security Obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Tax and Social Security Obligations [Abstract]
Current tax liabilities	R$ 543,001	R$ 171,450
Taxes on long term incentive plan	118,794	105,446
Value added tax payables	93,728	57,136
Service Tax Payables	34,524	27,040
Liabilities on Contributions for Social Security	27,013	33,813
Other Taxes Payable	36,205	22,783
Payables On Social Security And Taxes	853,265	417,668
Current Payables On Social Security And Taxes	853,265	417,668
Non-Current Payables On Social Security And Taxes	R$ 0	R$ 0